CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AND TIME DEPOSITS	12 Months Ended
Dec. 31, 2018
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AND TIME DEPOSITS
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AND TIME DEPOSITS

16.    CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AND TIME DEPOSITS

	December 31,	December 31,
	2017	2018
Restricted cash	2,168,192	2,165,288

Cash and cash equivalents	27,835,866	19,130,652

	30,004,058	21,295,940

Restricted cash mainly represented deposits held for use in issued notes payable and letters of credit.

As at December 31, 2018, bank balances and cash on hand of the Group were denominated in the following currencies:

	December 31,	December 31,
	2017	2018
RMB	26,949,057	18,026,082
USD	3,045,228	3,256,625
HKD	7,029	8,321
EUR	56	371
AUD	2,688	2,552
IDR	—	1,989

	30,004,058	21,295,940

Cash at banks earns interest at floating rates based on daily bank deposit rates. The bank balances and restricted cash are deposited with creditworthy banks with no recent history of default.